LEASES (Details - Future minimum operating lease payments) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Leases
2022	$ 300,939
2023	558,317
2024	538,312
2025	549,128
2026 and later	2,274,688
Total lease payments	4,221,384
Less imputed interest	(703,074)
Total lease obligations	3,518,310
Less current obligations	(360,270)	$ (364,105)
Long-term lease obligations	$ 3,158,040	$ 2,474,530